Intangible assets net (Tables) - ZHEJIANG TIANLAN [Member]	12 Months Ended
Dec. 31, 2025
Amortizable intangible assets
	December 31,
	2025	2024
	RMB’000	RMB’000

Amortizable intangible assets

Gross carrying amount
Patents	4,150	4,150
Others	165	165

	4,315	4,315

Less: Accumulated amortization	(3,016)	(2,787)

Net carrying amount	1,299	1,528
	Year ended December 31,
	2025	2024	2023
	RMB’000	RMB’000	RMB’000

Amortization expense	229	235	246

Estimated future intangible assets amortization expense
Future amortization expense
RMB’000

2026	229
2027	229
2028	229
2029	229
2030	229
Thereafter	154

Total	1,299